REVENUES (Tables)	6 Months Ended
Jun. 30, 2024
Revenues [Abstract]
Schedule of significant changes in deferred revenues
Six months ended June 30, 2024
$ thousands
Balance, beginning of the period	6,177
New unsatisfied performance obligations	1,720

Reclassification to revenue as a result of satisfying performance obligations	(4,666)

Balance, end of the period	3,231
Less: long-term portion of deferred revenue	670
Current portion, end of period	2,561

Schedule of remaining performance obligations
	2025	2026 and thereafter
	$ thousands	$ thousands

Unsatisfied performance obligations	-	670